INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ENP Peru Investments LLC [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT
Balance, December 31, 2020	$3,822
Return of equity	(3,822)
Gain in equity method investment	22,642
Balance, December 31, 2021	22,642
Return of equity	(7,500)
Balance, March 31, 2022	$15,142

Balance, December 31, 2019	$11,387
Return of equity	(9,063)
Gain in equity method investment	1,498
Balance, December 31, 2020	3,822
Return of equity	(3,822)
Gain in equity method investment	22,642
Balance, December 31, 2021	$22,642

SUMMARY OF PROFIT AND LOSS INFORMATION RELATED TO EQUITY ACCOUNTED INVESTMENT	Summarized profit and loss information related to the equity accounted investment is as follows for the full year:
2021

Net sales	$322,079
Net income	$45,285
Summarized profit and loss information for ENP Peru is as follows:
	2021	2020

Net sales	$322,079	$295,800
Net income	$45,285	$2,996

ENP Realty LLC [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT	A summary of the Company’s investment follows:
Balance, December 31, 2019	$63,165
Investment eliminated upon consolidation	(63,165)
Balance, December 31, 2020 and 2021	$-

SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMPTION

Investment eliminated upon consolidation	$63,165

Assets acquired:
Cash	13,419
Building	630,000
Land	85,000
Liabilities assumed:
Accounts payable	(15,797)
Long term debt	(450,000)
Deferred income tax liability	(66,116)
Total identifiable net assets:	196,506
Gain on acquisition of ENP Realty	$133,341

Florida Based LLC [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT

Balance, December 31, 2020	$3,572,345
Gain in equity method investment	454,023
Return of equity	(325,000)
Balance, December 31, 2021	3,701,368
Gain in equity method investment	36,764
Balance, March 31, 2022	$3,738,132

Balance, December 31, 2019	$1,141,033
Additional payments	2,518,684
Gain in equity method investment	809,342
Return of equity	(896,714)
Balance, December 31, 2020	3,572,345
Gain in equity method investment	454,023
Return of equity	(325,000)
Balance, December 31, 2021	$3,701,368

SUMMARY OF PROFIT AND LOSS INFORMATION RELATED TO EQUITY ACCOUNTED INVESTMENT
	Three months ended March 31, 2022	Three months ended March 31, 2021

Net sales	$2,201,518	$2,332,304
Gross profit	512,884	860,676
Net income	73,528	400,580

	2021	2020

Net sales	$11,543,277	$12,138,511
Gross profit	3,517,387	4,688,654
Net income	$908,045	$1,618,685

Lygos Inc [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT
Balance, December 31, 2020	$500,000
Additional payment	500,000
Balance, December 31, 2021 and March 31, 2022	$1,000,000

Balance, December 31, 2019	$-
Acquisition	500,000
Balance, December 31, 2020	500,000
Additional payment	500,000
Balance, December 31, 2021	$1,000,000